Share-based payments - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)	4,360,087
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution rate	12.00%
Award vesting period	2 years
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 22	$ 26
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of shares authorized (in shares)	7,524,891
Top of range | ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employer contribution rate	2.00%
Top of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award exercise period	10 years
Bottom of range | DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of employee compensation paid in DSUs after minimum share ownership requirement	50.00%
Bottom of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award exercise period	7 years